Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate

The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate:

	Year ended December 31, 2019	Nine-months ended December 31, 2018

Federal tax at statutory rate	21.0%	21.0%
State tax, net of federal benefit	7.0	7.0
Change in valuation allowance	(28.0)	(28.0)

Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Stock-based compensation	$1,039,000	$160,000
Operating lease liability	94,000	-
Derivative expenses	67,000	-
Net operating loss carryforwards	1,132,000	425,000
Gross deferred tax assets	2,332,000	585,000
Less: valuation allowance	(2,103,000)	(540,000)
Total deferred tax assets	229,000	45,000
Deferred tax liabilities:
Depreciation	90,000	45,000
Derivative gain	46,000	-
Operating lease right-of-use asset	93,000	-
Total deferred tax liabilities	229,000	45,000
Net deferred tax asset (liability)	$-	$-